Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Revenue	$ 7,481,411	$ 6,685,387
Gross profit	1,883,845	3,792,871
Campus And Education Services [Member]
Related Party Transaction [Line Items]
Revenue	6,993,121	5,841,937
Cost of sales	(5,402,824)	(2,316,979)
Gross profit	1,590,297	3,524,958
International Education Testing [Member]
Related Party Transaction [Line Items]
Revenue	92,189
Cost of sales	(43,781)
Gross profit	48,408
A I Application Enterprise Solution [Member]
Related Party Transaction [Line Items]
Revenue	396,101	843,450
Cost of sales	(150,961)	(575,537)
Gross profit	245,140	267,913
Total [Member]
Related Party Transaction [Line Items]
Revenue	7,481,411	6,685,387
Cost of sales	(5,596,566)	(2,892,516)
Gross profit	$ 1,883,845	$ 3,792,871